Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income/(loss)	R$ (1,538,141)	R$ 402,649	R$ 2,167,698
Items that will not be subsequently reclassified to the statement of income
Actuarial gains on defined benefit plan from investments in subsidiaries	13,912	(8,399)	1,254
Actuarial gains on defined benefit pension plan	14,161	41,635	16,278
Total Items that will not be subsequently reclassified to the statement of income	28,073	33,236	17,532
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	679,250	(142,939)	(534,300)
(Loss)/gain cash flow hedge accounting, net of taxes	(3,278,956)	805,749	(243,942)
Cash flow hedge reclassified to income upon realization, net of taxes	(137,082)	240,886	1,393,034
(Loss)/gain cash flow hedge accounting–“Platts”from investments in subsidiaries, net of taxes	(336,302)	5,710	(553,849)
(Loss)/gain cash flow hedge accounting - reflection of investments in subsidiaries, net of taxes			56,466
Total Items that could be subsequently reclassified to the statement of income	(3,073,090)	909,406	117,409
Comprehensive income/(loss) for the year	(4,583,158)	1,345,291	2,302,639
Attributable to:
Earnings/(loss) attributable to the controlling interests	(5,526,532)	624,752	1,790,341
Earnings attributable to the non-controlling interests	943,374	720,539	512,298
Total	R$ (4,583,158)	R$ 1,345,291	R$ 2,302,639